Leases	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Leases

NOTE 4:	LEASES

We have noncancelable operating leases for our office facility that expire in 2024. The operating lease has renewal options and rent escalation clauses.

Lease right-of-use assets represent the right to use an underlying asset pursuant to the lease for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Lease right-of-use assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception that a lease exists. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our estimated incremental borrowing rate generally applicable to the location of the lease right-of-use asset, unless an implicit rate is readily determinable. We combine lease and certain non-lease components in determining the lease payments subject to the initial present value calculation. Lease right-of-use assets include upfront lease payments and exclude lease incentives, if applicable. When lease terms include an option to extend the lease, we have not assumed the options will be exercised.

Lease expense for operating leases generally consist of both fixed and variable components. Expense related to fixed lease payments are recognized on a straight-line basis over the lease term. Variable lease payments are generally expensed as incurred, where applicable, and include agreed-upon changes in rent, certain non-lease components, such as maintenance and other services provided by the lessor, and other charges included in the lease. Leases with an initial term of twelve months or less are not recorded on the balance sheet. We recognized total lease expense of approximately $35,000 and $70,000 for the three and nine months ended September 30, 2019, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. We entered into our operating lease in January 2019.

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at September 30, 2019 were as follows:

Total

2019	$18,750
2020	120,000
2021	123,600
2022	127,300
2023	131,150
2024	45,033
565,833
Less: Imputed interest	(97,024)
Operating lease liabilities	$468,809

The following table summarizes lease cost for the nine months ended September 30, 2019:

Total

Operating lease cost	$83,613
Finance lease cost	13,887
Total lease cost	$97,500

The following summarizes other supplemental information about the Company’s operating lease as of September 30, 2019:

Weighted average discount rate	8.00%
Weighted average remaining lease term (years)	4.50